Nature of Expenses - Summary of Detailed Information about Expenses by Nature (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provincial Mining And Other Taxes [abstract]
Saskatchewan potash production tax	$ 86	$ 190
Saskatchewan resource surcharge and other	118	102
Total	$ 204	$ 292